NATIONWIDE MUTUAL FUNDS

Nationwide Alternatives Allocation Fund	Nationwide Mid Cap Market Index Fund
Nationwide Bond Fund	Nationwide Money Market Fund
Nationwide Bond Index Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Enhanced Income Fund	Nationwide Short Duration Bond Fund
Nationwide Fund	Nationwide Small Cap Index Fund
Nationwide S&P 500 Index Fund	Nationwide Small Company Growth Fund
Nationwide Growth Fund	Nationwide U.S. Small Cap Value Fund
Nationwide International Index Fund	Nationwide Government Bond Fund
Nationwide International Value Fund

Supplement dated September 9, 2013
to the Statement of Additional Information dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.	Effective on or about October 29, 2013, the information under the heading “Class A Sales Charges” beginning on page 82 of the SAI is deleted in its entirety and replaced with the following:

The charts below show the Class A sales charges, which decrease as the amount of your investment increases.

Class A Shares of the Funds (other than the Nationwide Alternatives Allocation Fund, Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Enhanced Income Fund, Nationwide Government Bond Fund, Nationwide Inflation-Protected Securities Fund and Nationwide Short Duration Bond Fund)

Sales charge as %                                      Sales charge as %                               Dealer
Amount of purchase                           of offering price                                           of amount invested                            Commission
Less than $50,000                                                  5.75%                                                        6.10%                                               5.00%
$50,000 to $99,999                                                  4.75                                                            4.99                                                  4.00
$100,000 to $249,999                                              3.50                                                            3.63                                                  3.00
$250,000 to $499,999                                              2.50                                                            2.56                                                  2.00
$500,000 to $999,999                                              2.00                                                            2.04                                                  1.75
$1 million or more                                                None                                                           None                                                None

Class A Shares of the Nationwide Alternatives Allocation Fund, Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Government Bond Fund and Nationwide Inflation-Protected Securities Fund

Sales charge as %                              Sales charge as %                                            Dealer
Amount of purchase                           of offering price                                   of amount invested                                         Commission
Less than $100,000                                     2.25%                                                          2.30%                                                           2.00%
$100,000 to $249,999                                   1.75                                                              1.78                                                              1.50
$250,000 to $499,999                                   1.25                                                              1.27                                                              1.00
$500,000 or more                                         None                                                           None                                                           None

Class A Shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund

Sales charge as %                              Sales charge as %                                            Dealer
Amount of purchase                           of offering price                                   of amount invested                                         Commission
Less than $100,000                                      2.25%                                                        2.30%                                                            2.00%
$100,000 to $249,999                                    1.75                                                           1.78%                                                            1.50
$250,000 or more                                          None                                                         None                                                            None

2.
Effective on or about October 29, 2013, the information under the heading “Class A Finder’s Fee and Corresponding CDSC” beginning on page 85 of the SAI is deleted in its entirety and replaced with the following:

Class A Contingent Deferred Sales Charge

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more ($500,000 for purchases of Class A shares of the Nationwide Alternatives Allocation Fund, Nationwide Bond Fund, Nationwide Bond Index Fund, Nationwide Government Bond Fund and Nationwide Inflation-Protected Securities Fund, and $250,000 for purchases of Class A shares of the Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund).  An investor may purchase $1 million or more of Class A shares in one or more of the Nationwide Funds (or, $500,000 or $250,000 as applicable) and avoid the front-end sales charge.  However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC (as shown below) if he or she redeems such Class A shares within 18 months of the date of purchase.  With respect to such purchases, the Distributor may pay dealers a finder’s fee on investments made in Class A shares with no initial sales charge.  The CDSC applies only if the Distributor paid a finder’s fee to the selling dealer.

The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund.

3.
Effective on or about October 29, 2013, the information under the heading “Amount of Finder’s Fee/Contingent Deferred Sales Charge” beginning on page 85 of the SAI is deleted in its entirety and replaced with the following:

Amount of Class A Contingent Deferred Sales Charge

Amount of Purchase	$1 million or more
Nationwide Fund, Nationwide S&P 500 Index Fund, Nationwide Growth Fund, Nationwide International Index Fund, Nationwide International Value Fund, Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund, Nationwide Small Company Growth Fund and Nationwide U.S. Small Cap Value Fund	1.00%

Amount of Purchase	$500,000 or more
Nationwide Alternatives Allocation Fund, Nationwide Bond Fund, Nationwide Government Bond Fund, Nationwide Bond Index Fund and Nationwide Inflation-Protected Securities Fund	0.75%

Amount of Purchase	$250,000 or more
Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund	0.50%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE